UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-21340

                     Scudder RREEF Real Estate Fund II, Inc.
                     ---------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder RREEF Real Estate Fund II, Inc.
Investment Portfolio as of September 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares                Value ($)
                                                                                        -----------------------------------

Common Stocks 128.3%
Apartments 28.4%
AMLI Residential Properties Trust (REIT)                                                 1,407,800              43,008,290
Apartment Investment & Management Co. "A" (REIT)                                         1,471,059              51,163,432
Archstone-Smith Trust (REIT)                                                               452,908              14,330,009
Gables Residential Trust (REIT)                                                          1,325,100              45,252,165
Summit Properties, Inc. (REIT)                                                             937,400              25,356,670
Town & Country Trust (REIT)                                                                314,200               7,996,390
                                                                                                            --------------
                                                                                                               187,106,956

Diversified 11.8%
American Campus Communities, Inc. (REIT)*                                                  736,602              13,671,333
American Financial Realty Trust (REIT)                                                     375,500               5,298,305
Crescent Real Estate Equities Co. (REIT)                                                   811,300              12,769,862
Duke Realty Corp. (REIT)                                                                   538,800              17,888,160
iStar Financial, Inc. (REIT)                                                               381,700              15,737,491
Lexington Corporate Properties Trust (REIT)                                                451,500               9,802,065
One Liberty Properties, Inc. (REIT)                                                        150,000               2,707,500
                                                                                                            --------------
                                                                                                                77,874,716

Health Care 12.4%
LTC Properties, Inc. (REIT)                                                                 97,700               1,747,853
National Health Investors, Inc. (REIT)                                                     390,500              11,105,820
Nationwide Health Properties, Inc. (REIT)                                                  852,800              17,695,600
Senior Housing Properties Trust (REIT)                                                   1,243,800              22,164,516
Ventas, Inc. (REIT)                                                                        704,300              18,255,456
Windrose Medical Properties Trust (REIT)                                                   805,000              10,456,950
                                                                                                            --------------
                                                                                                                81,426,195

Hotels 8.3%
Hersha Hospitality Trust (REIT)                                                          2,457,300              23,098,620
Hospitality Properties Trust (REIT)                                                        431,700              18,342,933
Strategic Hotel Capital, Inc. (REIT)                                                       983,300              13,294,216
                                                                                                            --------------
                                                                                                                54,735,769

Industrial 15.5%
EastGroup Properties, Inc. (REIT)                                                          358,100              11,888,920
First Industrial Realty Trust, Inc. (REIT)                                               1,120,100              41,331,690
Liberty Property Trust (REIT)                                                            1,234,500              49,182,480
                                                                                                            --------------
                                                                                                               102,403,090

Office 26.4%
Arden Realty Group, Inc. (REIT)                                                          1,304,972              42,515,988
Equity Office Properties Trust (REIT)                                                      332,000               9,047,000
Glenborough Realty Trust, Inc. (REIT)                                                    1,480,008              30,739,766
Highwoods Properties, Inc. (REIT)                                                          988,300              24,322,063
HRPT Properties Trust (REIT)                                                             4,746,700              52,166,233
Mack-Cali Realty Corp. (REIT)                                                              343,482              15,216,252
                                                                                                            --------------
                                                                                                               174,007,302

Regional Malls 15.4%
Glimcher Realty Trust (REIT)                                                             2,062,753              50,124,898
Pennsylvania Real Estate Investment Trust (REIT)                                           597,539              23,100,858
Simon Property Group, Inc. (REIT)                                                          533,800              28,627,694
                                                                                                            --------------
                                                                                                               101,853,450

Shopping Centers 10.1%
Cedar Shopping Centers, Inc. (REIT)                                                        250,000               3,487,500
Heritage Property Investment Trust (REIT)                                                1,002,200              29,234,174
New Plan Excel Realty Trust (REIT)                                                         543,200              13,580,000
Ramco-Gerhsenson Properties Trust (REIT)                                                   754,800              20,439,984
                                                                                                            --------------
                                                                                                                66,741,658

                                                                                                            --------------
Total Common Stocks (Cost $765,068,123)                                                                        846,149,136

Preferred Stocks 22.8%
Apartments 0.5%
Apartment Investment & Management Co. 8.0%, Series T (REIT)                                136,200               3,395,466

Diversified 1.2%
Capital Automotive 8.0%, Series B (REIT)                                                   320,000               8,240,000

Health Care 0.8%
LTC Properties, Inc. 8.0%, Series F (REIT)                                                 200,000               5,084,000

Hotels 3.4%
FelCor Lodging Trust, Inc. 9.0%, Series B (REIT)                                           116,600               2,984,960
Host Marriott Corp. 8.875%, Series E (REIT)                                                363,500              10,018,060
LA Quinta Corp. 9.0%, Series A                                                              86,500               2,192,775
LaSalle Hotel Properties 8.375%, Series B (REIT)                                           270,000               7,020,000
                                                                                                            --------------
                                                                                                                22,215,795

Office 4.6%
Alexandria Real Estate Equities, Inc. 8.375%, Series C (REIT)                              395,200              10,374,000
SL Green Realty Corp. 7.58%, Series C (REIT)                                               775,000              19,863,250
                                                                                                            --------------
                                                                                                                30,237,250

Shopping Centers 12.3%
Cedar Shopping Centers, Inc. 8.875% (REIT)                                                 300,000               7,860,000
Kramont Realty Trust 8.25%, Series E (REIT)                                                800,000              21,256,000
Saul Centers, Inc. 8.0% (REIT)                                                             200,000               5,330,000
The Mills Corp. 8.75%, Series E (REIT)                                                   1,720,000              46,440,000
                                                                                                            --------------
                                                                                                                80,886,000

                                                                                                            --------------
Total Preferred Stocks (Cost $143,910,867)                                                                     150,058,511

Cash Equivalents 0.9%

Scudder Cash Management QP Trust 1.70% (a)
(Cost $5,802,300)                                                                        5,802,300               5,802,300
                                                                                                            --------------

                                                                                              % of
                                                                                           Net Assets          Value ($)
                                                                                           ----------          ---------

Total Investment Portfolio  (Cost $914,781,290)                                              152.0           1,002,009,947
Other Assets and Liabilities, Net                                                              1.1               7,218,376
Preferred Stock, at Redemption Value                                                         -53.1            -350,000,000
                                                                                                            --------------
Net Assets                                                                                   100.0             659,228,323
                                                                                                            ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         RREEF Real Estate Fund II, Inc.


By:                                 /s/Julian Sluyters
                                    -----------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         RREEF Real Estate Fund II, Inc.

By:                                 /s/Julian Sluyters
                                    -----------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    -----------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004